Acquisition (Detail) - CNY (¥) ¥ in Thousands				12 Months Ended
	Aug. 31, 2020	Apr. 18, 2019	Mar. 21, 2019	Dec. 31, 2020	Dec. 31, 2019
Licensing Agreements [Member]
Identifiable intangible assets acquired, estimated useful life				17 years
Ganzhou Micro Finance [Member]
Equity interest (as a percent)			100.00%
Cash consideration			¥ 230,000		¥ 230,000
Ganzhou Micro Finance [Member] | Licensing Agreements [Member]
Identifiable intangible assets acquired, estimated useful life			17 years
Jimu Micro Finance [Member]
Cash consideration			¥ 230,000
Revenue from acquisition					21,846
Net income arising from acquisition					¥ 1,323
FT Synergy [Member]
Equity interest (as a percent)		100.00%
Business Acquisition Aggregate Purchase Price		¥ 16,191
Qilehui [Member]
Equity interest (as a percent)	100.00%
Business Acquisition Aggregate Purchase Price	¥ 10,000